SCHEDULE OF LONG TERM DEBT OBLIGATIONS (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Line of Credit Facility [Line Items]
Less: unamortized debt issuance costs	$ (4,143)	$ (4,436)
Total loans and borrowings	381,829	345,564
Less: current portion of long-term debt	(46,372)	(15,000)
Long-term debt, net of unamortized debt issuance costs and excluding current installments	335,457	330,564
CIB Long-Term Debt [Member]
Line of Credit Facility [Line Items]
Loans and borrowings, gross	20,972
Secured Term Loan [Member]
Line of Credit Facility [Line Items]
Loans and borrowings, gross	300,000	300,000
Secured Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Loans and borrowings, gross	$ 65,000	$ 50,000